Brown Capital Management Small Company Fund
Schedule of Investments
As of December 31, 2020 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 98.47%
	Business Services - 23.51%
298,881	ACI Worldwide, Inc.(a)	$11,485,997
607,503	ANSYS, Inc.(a)	221,009,591
1,376,002	Guidewire Software, Inc.(a)	177,132,737
1,290,503	NIC, Inc.	33,333,693
943,301	Paycom Software, Inc.(a)	426,607,877
3,390,445	PROS Holdings, Inc.(a)(b)	172,132,893
2,557,315	Q2 Holdings, Inc.(a)	323,577,067
859,537	Tyler Technologies, Inc.(a)	375,205,091
		1,740,484,946

	Consumer Related - 3.04%
2,179,063	Alarm.com Holdings, Inc.(a)	225,424,067

	Industrial Products & Systems - 12.98%
848,615	Balchem Corp.	97,777,420
5,116,891	Cognex Corp.	410,809,594
1,253,373	DMC Global, Inc.(b)	54,208,382
1,463,954	Helios Technologies, Inc.	78,014,109
2,087,270	Proto Labs, Inc.(a)(b)	320,187,218
		960,996,723

	Information/Knowledge Management - 23.95%
2,138,812	Alteryx, Inc. - Class A(a)	260,485,914
1,838,316	American Software, Inc. - Class A(b)	31,563,886
2,269,689	Anaplan, Inc.(a)	163,077,155
1,433,202	Appfolio, Inc. - Class A(a)(b)	258,033,688
1,334,524	Blackbaud, Inc.	76,815,202
1,849,862	Datadog, Inc. - Class A(a)	182,100,415
3,169,624	Manhattan Associates, Inc.(a)	333,381,052
2,299,776	NetScout Systems, Inc.(a)	63,059,858
4,323,754	NextGen Healthcare, Inc.(a)(b)	78,865,273
3,335,377	Smartsheet, Inc. - Class A(a)	231,108,272
2,292,529	Vocera Communications, Inc.(a)(b)	95,208,729
		1,773,699,444

	Medical/Health Care - 31.19%
235,720	10X Genomics, Inc.(a)	33,377,952
905,880	ABIOMED, Inc.(a)	293,686,296
785,728	Bio-Techne Corp.	249,507,926
1,305,782	Cantel Medical Corp.	102,973,969
3,138,112	Cardiovascular Systems, Inc.(a)(b)	137,323,781
515,978	Cyclerion Therapeutics, Inc.(a)	1,578,893
3,596,938	Glaukos Corp.(a)(b)	270,705,554
1,909,164	Inogen, Inc.(a)(b)	85,301,448
1,446,065	iRhythm Technologies, Inc.(a)(b)	343,021,079
9,980,218	Ironwood Pharmaceuticals, Inc.(a)(b)	113,674,683
703,787	OrthoPediatrics Corp.(a)	29,031,214
1,141,499	Quidel Corp.(a)	205,070,295
543,208	Tandem Diabetes Care, Inc.(a)	51,974,141
1,214,786	Veeva Systems, Inc. - Class A(a)	330,725,488

Shares		Value (Note 1)
COMMON STOCKS - 98.47% (continued)
	Medical/Health Care - 31.19% (continued)
1,981,827	Vericel Corp.(a)	$61,198,818
		2,309,151,537

	Miscellaneous - 3.80%
3,547,514	Neogen Corp.(a)(b)	281,317,860

Total Common Stocks (Cost $2,820,032,046)		7,291,074,577

SHORT TERM INVESTMENTS - 1.60%
118,051,602	Dreyfus Government Cash Management Institutional Shares, 0.03%(c)	118,051,602

Total Short Term Investments (Cost $118,051,602)		118,051,602

Total Value of Investments (Cost $2,938,083,648) - 100.07%		7,409,126,179
Liabilities in Excess of Other Assets - (0.07)%		(5,025,027)
Net Assets - 100.00%		$7,404,101,152

(a)	Non-income producing investment.
(b)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.
(c)	Represents 7 day effective yield at December 31, 2020.

See Notes to Schedule of Investments.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Business Services	23.51%	$1,740,484,946
Consumer Related	3.04%	225,424,067
Industrial Products & Systems	12.98%	960,996,723
Information/Knowledge Management	23.95%	1,773,699,444
Medical/Health Care	31.19%	2,309,151,537
Miscellaneous	3.80%	281,317,860
Short Term Investments	1.60%	118,051,602
Liabilities in Excess of Other Assets	(0.07)%	(5,025,027)
Total	100.00%	$7,404,101,152

The Fund's classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Brown Capital Management Mid Company Fund

Schedule of Investments

As of December 31, 2020 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 96.59%
	Business Services - 20.41%
10,289	Bright Horizons Family Solutions, Inc.(a)	$1,779,894
11,972	Envestnet, Inc.(a)	985,176
7,355	Equifax, Inc.	1,418,338
8,571	Jack Henry & Associates, Inc.	1,388,416
22,547	RealPage, Inc.(a)	1,967,000
4,263	Tyler Technologies, Inc.(a)	1,860,885
		9,399,709

	Consumer Related - 7.81%
648	Chipotle Mexican Grill, Inc.(a)	898,588
3,961	Expedia, Inc.	524,437
9,529	LKQ Corp.(a)	335,802
1,093	O'Reilly Automotive, Inc.(a)	494,659
2,607	Tractor Supply Co.	366,492
2,927	Ulta Beauty, Inc.(a)	840,517
7,825	Under Armour, Inc. - Class A(a)	134,355
		3,594,850

	Financial Services - 10.21%
7,717	Broadridge Financial Solutions, Inc.	1,182,245
5,261	FleetCor Technologies, Inc.(a)	1,435,359
2,372	MarketAxess Holdings, Inc.	1,353,368
4,829	T Rowe Price Group, Inc.	731,062
		4,702,034

	Industrial Products & Systems - 13.20%
17,557	Cognex Corp.	1,409,564
27,878	Fastenal Co.	1,361,283
5,737	IPG Photonics Corp.(a)	1,283,883
5,405	Quanta Services, Inc.	389,268
10,306	SiteOne Landscape Supply, Inc.(a)	1,634,841
		6,078,839

	Information/Knowledge Management - 17.98%
3,488	ANSYS, Inc.(a)	1,268,934
4,613	Autodesk, Inc.(a)	1,408,534
3,509	Blackbaud, Inc.	201,978
8,769	Guidewire Software, Inc.(a)	1,128,833
14,564	Manhattan Associates, Inc.(a)	1,531,842
2,420	Shopify, Inc. - Class A(a)	2,739,319
		8,279,440

	Medical/Health Care - 26.98%
2,329	Align Technology, Inc.(a)	1,244,571
3,670	Cerner Corp.	288,022
7,339	Charles River Laboratories International, Inc.(a)	1,833,722
4,080	DexCom, Inc.(a)	1,508,458
14,052	Edwards Lifesciences Corp.(a)	1,281,964
1,210	Jazz Pharmaceuticals PLC(a)	199,710
5,448	Masimo Corp.(a)	1,462,134

Shares		Value (Note 1)
COMMON STOCKS - 96.59% (continued)
	Medical/Health Care - 26.98% (continued)
14,086	Omnicell, Inc.(a)	$1,690,602
1,418	Teladoc Health, Inc.(a)	283,543
6,356	Veeva Systems, Inc. - Class A(a)	1,730,421
5,462	Zoetis, Inc.	903,961
		12,427,108

Total Common Stocks (Cost $21,251,528)		44,481,980

SHORT TERM INVESTMENTS - 3.42%
1,575,370	Dreyfus Government Cash Management Institutional Shares, 0.03%(b)	1,575,370

Total Short Term Investments (Cost $1,575,370)		1,575,370

Total Value of Investments (Cost $22,826,898) - 100.01%		46,057,350
Liabilities in Excess of Other Assets - (0.01)%		(4,472)
Net Assets - 100.00%		$46,052,878

(a)	Non-income producing investment.
(b)	Represents 7 day effective yield at December 31, 2020.

See Notes to Schedule of Investments.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Business Services	20.41%	$9,399,709
Consumer Related	7.81%	3,594,850
Financial Services	10.21%	4,702,034
Industrial Products & Systems	13.20%	6,078,839
Information/Knowledge Management	17.98%	8,279,440
Medical/Health Care	26.98%	12,427,108
Short Term Investments	3.42%	1,575,370
Liabilities in Excess of Other Assets	(0.01)%	(4,472)
Total	100.00%	$46,052,878

The Fund's classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes.  The classifications for purposes of this financial report are unaudited.

Brown Capital Management International Equity Fund

Schedule of Investments

As of December 31, 2020 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 97.05%
	Argentina - 1.72%
533	MercadoLibre, Inc.(a)	$892,892

	Australia - 6.88%
3,092	Atlassian Corp. PLC(a)	723,126
10,704	Cochlear, Ltd.	1,559,676
11,180	REA Group, Ltd.	1,283,058
		3,565,860

	Canada - 2.24%
19,819	Descartes Systems Group, Inc.(a)	1,159,183

	Denmark - 7.96%
16,089	Chr Hansen Holding A/S(a)	1,654,217
17,487	Novo Nordisk A/S - Class B	1,224,612
8,376	SimCorp A/S	1,244,907
		4,123,736

	France - 4.69%
6,639	Dassault Systemes SE	1,347,557
4,426	EssilorLuxottica SA	689,662
4,699	Ipsen SA	389,780
		2,426,999

	Germany - 7.66%
14,517	Carl Zeiss Meditec AG	1,931,296
1,209	Rational AG	1,124,710
6,975	SAP SE	913,617
		3,969,623

	Hong Kong - 5.38%
488,146	Kingdee International Software Group Co., Ltd.	1,989,747
123,443	Kingsoft Corp., Ltd.	796,155
		2,785,902

	Ireland - 8.12%
13,293	DCC PLC	941,268
6,721	Flutter Entertainment PLC	1,370,359
9,718	ICON PLC(a)	1,894,816
		4,206,443

	Israel - 2.70%
5,134	Check Point Software Technologies, Ltd.(a)	682,360
4,419	CyberArk Software, Ltd.(a)	714,066
		1,396,426

	Italy - 1.41%
33,718	Azimut Holding SpA	731,970

	Japan - 13.70%
18,500	CyberAgent, Inc.	1,273,885
5,600	GMO Payment Gateway, Inc.	750,608
26,000	Kakaku.com, Inc.	712,605
21,700	M3, Inc.	2,047,582

Shares		Value (Note 1)
COMMON STOCKS - 97.05% (continued)
	Japan - 13.70% (continued)
36,700	MonotaRO Co., Ltd.	$1,866,011
46,533	Rakuten, Inc.(a)	447,957
		7,098,648

	Mexico - 1.48%
101,127	Fomento Economico Mexicano SAB de CV	767,009

	Netherlands - 2.23%
13,670	Wolters Kluwer NV	1,153,292

	Spain - 3.58%
63,609	Grifols SA	1,855,654

	Switzerland - 13.82%
132	Chocoladefabriken Lindt & Spruengli AG	1,286,750
413	Givaudan SA	1,740,077
992	Partners Group Holding AG	1,165,345
2,540	Tecan Group AG	1,244,609
12,347	Temenos AG	1,724,507
		7,161,288

	United Kingdom - 13.48%
66,220	Abcam PLC	1,403,619
171,028	AJ Bell PLC	1,013,875
31,145	Diageo PLC	1,225,765
68,205	Ocado Group PLC(a)	2,133,097
49,309	RELX PLC	1,208,686
		6,985,042

Total Common Stocks (Cost $32,780,808)		50,279,967

SHORT TERM INVESTMENTS - 2.85%
1,475,778	Dreyfus Government Cash Management Institutional Shares, 0.03%(b)	1,475,778

Total Short Term Investments (Cost $1,475,778)		1,475,778

Total Value of Investments (Cost $34,256,586) - 99.90%		51,755,745
Other Assets in Excess of Liabilities - 0.10%		50,783
Net Assets - 100.00%		$51,806,528

(a)	Non-income producing investment.
(b)	Represents 7 day effective yield at December 31, 2020.

See Notes to Schedule of Investments.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Communication Services	6.32%	$3,269,548
Consumer Discretionary	9.34%	4,844,305
Consumer Staples	6.32%	3,279,524
Financials	5.62%	2,911,190
Health Care	27.50%	14,241,306
Industrials	12.15%	6,293,967
Information Technology	23.25%	12,045,833
Materials	6.55%	3,394,294
Short Term Investments	2.85%	1,475,778
Other Assets in Excess of Liabilities	0.10%	50,783
Total	100.00%	$51,806,528

The Fund's classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes.  The classifications for purposes of this financial report are unaudited.

Brown Capital Management International Small Company Fund

Schedule of Investments

As of December 31, 2020 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 96.60%
	Australia - 6.06%
708,305	REA Group, Ltd.	$81,287,705
1,464,269	WiseTech Global, Ltd.	34,713,030
		116,000,735

	Austria - 0.72%
364,651	Schoeller-Bleckmann Oilfield Equipment AG	13,854,217

	Canada - 8.81%
1,493,328	Descartes Systems Group, Inc.(a)	87,342,501
574,515	Kinaxis, Inc.(a)	81,395,267
		168,737,768

	Denmark - 8.36%
1,718,159	Ambu A/S - Class B	74,226,815
1,231,585	NNIT A/S	24,581,567
412,166	SimCorp A/S	61,259,325
		160,067,707

	France - 10.09%
1,499,660	Albioma SA	86,106,283
12,180	Esker SA	2,627,739
1,167,698	Interparfums SA	61,268,589
1,412,713	Lectra	43,145,760
		193,148,371

	Germany - 13.03%
2,470,144	Evotec SE(a)	91,373,934
1,216,343	Nexus AG	75,782,759
548,366	STRATEC SE	82,264,614
		249,421,307

	Hong Kong - 3.55%
16,666,000	Kingdee International Software Group Co., Ltd.	67,932,795

	India - 1.37%
588,229	CRISIL, Ltd.	15,469,415
1,862,265	Emami, Ltd.	10,800,079
		26,269,494

	Ireland - 1.34%
125,371	Flutter Entertainment PLC	25,562,163

	Israel - 3.46%
410,426	CyberArk Software, Ltd.(a)	66,320,737

	Italy - 1.62%
1,424,162	Azimut Holding SpA	30,916,548

	Japan - 12.95%
245,400	GMO Payment Gateway, Inc.	32,892,703

Shares		Value (Note 1)
COMMON STOCKS - 96.60% (continued)
	Japan - 12.95% (continued)
1,623,814	Hiday Hidaka Corp.	$27,269,319
1,444,200	Kakaku.com, Inc.	39,582,451
675,500	M3, Inc.	63,739,252
525,746	SMS Co., Ltd.	20,112,311
399,747	Software Service, Inc.	42,121,421
1,200,300	Towa Pharmaceutical Co., Ltd.	22,249,520
		247,966,977

	New Zealand - 2.22%
32,657,722	Pushpay Holdings, Ltd.(a)	42,530,112

	Sweden - 0.64%
196,531	MIPS AB	12,301,700

	Switzerland - 2.23%
36,339	Partners Group Holding AG	42,688,987

	United Kingdom - 20.15%
3,613,790	Abcam PLC	76,598,946
6,717,099	AJ Bell PLC	39,819,796
1,463,107	Dechra Pharmaceuticals PLC	69,027,694
374,639	GW Pharmaceuticals PLC(a)(b)	43,237,087
713,043	Immunodiagnostic Systems Holdings PLC	2,047,685
2,055,120	PayPoint PLC	18,379,899
1,703,746	Playtech PLC(a)	9,349,797
3,755,228	Rightmove PLC(a)	33,420,430
26,983,045	Vectura Group PLC(a)	45,976,635
1,051,047	Victrex PLC	33,719,283
1,133,060	Vitec Group PLC(a)	14,208,572
		385,785,824

Total Common Stocks (Cost $1,319,483,231)		1,849,505,442

SHORT TERM INVESTMENTS - 3.41%
65,287,781	Dreyfus Government Cash Management Institutional Shares, 0.03%(c)	65,287,781

Total Short Term Investments (Cost $65,287,781)		65,287,781

Total Value of Investments (Cost $1,384,771,012) - 100.01%		1,914,793,223
Liabilities in Excess of Other Assets - (0.01)%		(203,397)
Net Assets - 100.00%		$1,914,589,826

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at December 31, 2020.

See Notes to Schedule of Investments.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Business Services	22.16%	$423,884,897
Consumer Related	8.39%	160,760,219
Industrial Products & Systems	4.73%	90,719,260
Information/Knowledge Management	30.34%	581,031,853
Medical/Health Care	22.88%	437,975,236
Miscellaneous	8.10%	155,133,977
Short Term Investments	3.41%	65,287,781
Liabilities in Excess of Other Assets	(0.01)%	(203,397)
Total	100.00%	$1,914,589,826

The Fund's classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes.  The classifications for purposes of this financial report are unaudited.

Brown Capital Management Mutual Funds

Notes to Schedules of Investments	December 31, 2020 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management Mid Company Fund (“Mid Company Fund”), The Brown Capital Management International Equity Fund (“International Equity Fund”) and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report is classified as a diversified, open-end, management investment company, as those terms are defined in the 1940 Act.

The primary investment objective of the Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the Mid Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid Company Fund seeks to achieve its investment objective by investing in equity securities of companies with total operating revenues of $500 million to $5 billion at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the International Equity Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On August 1, 2014 the Fund began to offer Institutional Shares.

The primary investment objective of the International Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment. The Fund commenced operations on September 30, 2015 and offers Investor and Institutional Share classes.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments and foreign currencies were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP.

Fair Value Measurement

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of December 31, 2020:

Small Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$7,291,074,577	$–	$–	$7,291,074,577
Short Term Investments	118,051,602	–	–	118,051,602
Total	$7,409,126,179	$–	$–	$7,409,126,179

Mid Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$44,481,980	$–	$–	$44,481,980
Short Term Investments	1,575,370	–	–	1,575,370
Total	$46,057,350	$–	$–	$46,057,350

International Equity Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$50,279,967	$–	$–	$50,279,967
Short Term Investments	1,475,778	–	–	1,475,778
Total	$51,755,745	$–	$–	$51,755,745

International Small Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,849,505,442	$–	$–	$1,849,505,442
Short Term Investments	65,287,781	–	–	65,287,781
Total	$1,914,793,223	$–	$–	$1,914,793,223

*	See Schedule of Investments for industry/country classifications.

The following is a summary of valuation techniques and quantitative information used in determining the fair value of the International Small Company Fund’s Level 3 investments at December 31, 2020:

Asset Type	Balance as of March 31, 2020		Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of December 31, 2020	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at December 31, 2020
Common Stock	$0	*	$(5,175,214)	$5,888,119	$62,358	$(775,263)	$-	$-	$-	$-
Total	$0	*	$(5,175,214)	$5,888,119	$62,358	$(775,263)	$-	$-	$-	$-

*	Security transferred in at zero value

Foreign Currency Translation (International Equity Fund and International Small Company Fund)

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Affiliated Companies

Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the nine months ended December 31, 2020, the Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are affiliates of that Fund for purposes of the 1940 Act.

Small Company Fund

Security Name	Market Value as of March 31, 2020	Purchases	Sales	Market Value as of December 31, 2020*	Share Balance as of December 31, 2020	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
American Software, Inc.	$26,122,470	$-	$-	$31,563,886	1,838,316	$606,644	$5,441,416	$-
AppFolio Inc.	100,402,649	64,777,351	-	258,033,688	1,433,202	-	92,853,688	-
Cardiovascular Systems, Inc.	110,492,923	-	-	137,323,781	3,138,112	-	26,830,858	-
DMC Global, Inc.	28,840,113	-	-	54,208,382	1,253,373	156,672	25,368,269	-
Glaukos Corp	75,934,857	49,631,343	-	270,705,554	3,596,938	-	145,139,354	-
Inogen, Inc.	98,627,412	-	-	85,301,448	1,909,164	-	(13,325,964)	-
iRhythm Technologies, Inc.	146,502,808	-	(73,696,084)	343,021,079	1,446,065	-	226,706,705	43,507,650
Ironwood Pharmaceuticals Inc.	100,700,400	-	-	113,674,683	9,980,218	-	12,974,283	-
Neogen Corp.	237,647,963	-	-	281,317,860	3,547,514	-	43,669,897	-
NextGen Healthcare Inc.	45,139,992	-	-	78,865,273	4,323,754	-	33,725,281	-
PROS Holdings, Inc.	105,205,508	-	-	172,132,893	3,390,445	-	66,927,385	-
Proto Labs, Inc.	158,903,865	-	-	320,187,218	2,087,270	-	161,283,353	-
Vocera Communications, Inc.	48,693,316	-	-	95,208,729	2,292,529	-	46,515,413	-
				$2,241,544,474	40,236,900	$763,316	$874,109,938	$43,507,650
Investments no longer affiliated as of December 31, 2020
Balchem Corp.	$185,585,702	$-	$(94,245,154)	$97,777,420	848,615	$-	(31,458,298)	$37,895,170
Helios Technologies, Inc.	111,667,233	-	(48,735,768)	78,014,109	1,463,954	528,545	36,462,609	(21,379,965)
Q2 Holdings, Inc.	151,035,024	-	-	323,577,067	2,557,315	-	172,542,043	-
Quidel Corp.	241,985,657	-	(249,282,741)	205,070,295	1,141,499	-	(1,081,526)	213,448,905
				$175,791,529	6,011,383	$528,545	$5,004,311	$229,964,110

GRAND TOTAL				$2,417,336,003	46,248,283	$1,291,861	$879,114,249	$273,471,760

*	See Schedule of Investments for industry/country classifications.